Operating segments - Reconciliation of consolidated operating costs and expenses to segment external expenses (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	₽ 9,977,452	₽ 7,949,215	₽ 4,691,300
Adjusted for:
Insurance cover related to IPO			(54,772)
SPO-related costs		(74,443)	(122,940)
Costs related to business combinations		(23,083)	(51,665)
LTIPs	915,879	516,241	262,646
Grant of shares to the Board of Directors (including social taxes)	(17,161)	(24,654)	(23,597)
Other financing and transactional costs	96,720
Integration bonuses	(111,863)
Restructuring costs reversed/(accrued)	7,279	(28,044)
Changes in put liability to non-controlling participants in subsidiary		32,467
Other	(18,038)	(7,524)	(6,098)
Segment External expenses (as presented to the CODM)	₽ 8,825,070	₽ 7,307,693	₽ 4,169,582